DISAGGREGATION OF REVENUE	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE － 4 DISAGGREGATION OF REVENUE

The following tables present our Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Supply of budgeted prepared meals	4,961,215	4,759,231	4,008,713
Operation of food stall	236,059	351,272	-
Buffet catering services	14,496	48,796	257,110
Ancillary delivery services	2,040	4,610	24,715
	5,213,810	5,163,909	4,290,538

Sales at a single point in time	5,213,810	5,163,909	4,290,538

The Company recognizes revenue from sales of budgeted prepared meals, operation of food stall, buffet catering services and ancillary delivery services when the entity satisfied the performance obligation at a point in time generally as the food or services are delivered to the customer and accepted by customer.

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Singapore	5,213,810	5,163,909	4,290,538
	5,213,810	5,163,909	4,290,538